Net Gain From Measurement Of Financial Instruments At Fair Value (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary of Net gain from Measurement of Financial Instruments at Fair Value through Profit or Loss

Description	12/31/2019	12/31/2018	12/31/2017
Gain from government securities	1,888,037	841,758	613,269
Gain from private securities	832,617	501,240	240,058
Gain / (Loss) from derivative financial instruments
Forwards transactions	1,506,924	383,710	(63,976)
Put options	565,217
Gain from other financial assets	180,956	385,103	188,232
Gain from investment in equity instruments	3,327,805	20,549	476,012
Loss from sales or derecognition of financial assets at fair value (1)	(368,759)	(191,844)	(153)

	7,932,797	1,940,516	1,453,442

(1)	Includes gains and losses for an amount of (211,158), 94,423 and 46,335 for the years ended on December 31, 2019, 2018 and 2017, respectively, reclassified from other comprehensive income.